Share Capital (Details) $ / shares in Units, $ in Thousands						6 Months Ended
	Jul. 29, 2026 shares	Jul. 06, 2026 USD ($) shares	Jun. 29, 2026 USD ($)	Feb. 06, 2026 USD ($) $ / shares shares	Jun. 02, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 ₪ / shares
Share Capital [Line Items]
Ordinary share vote						one
Issued and sold aggregate shares				160,000	120,000
Purchase price (in Dollars per share) | $ / shares				$ 12.5
Aggregate gross proceeds (in Dollars) | $				$ 2,000
Issuance costs accumulated (in Dollars) | $				$ 281
Number of warrants					7,200
Warrant exercisable					7,200
Exercise price (in Dollars per share) | $ / shares					$ 37.5	$ 0.001
Granted shares
Plan shall be in effect for a team						10 years
Price per share | (per share)						$ 15.625		₪ 1.5
Recognized share based compensation expense (in Dollars) | $						$ 320	$ 555
Unrecognized compensation expense (in Dollars) | $						$ 668
Weighted-average period term						1 year 4 months 13 days
Aggregate investment amount | $			$ 2,600
Offering received | $						$ 660
Issuance of shares						9,600
Option exercised
Exercisable term						5 years
Subsequent Event [Member]
Share Capital [Line Items]
Exercised shares		318,235
Issuance of shares	50,000,000	446,471
Gross proceeds | $		$ 1,940
Warrant [Member]
Share Capital [Line Items]
Number of warrants					120,000
Warrant exercisable					120,000
Exercise price (in Dollars per share) | $ / shares					$ 30
Series A warrants [Member]
Share Capital [Line Items]
Exercised shares				160,000
Number of warrants				160,000
Exercise price (in Dollars per share) | $ / shares				$ 12.5		$ 3.4
Exercisable term				5 years		2 years
Series A warrants [Member] | Subsequent Event [Member]
Share Capital [Line Items]
Exercised shares		764,706
Series B warrants [Member]
Share Capital [Line Items]
Exercised shares				160,000
Number of warrants				160,000
Exercise price (in Dollars per share) | $ / shares				$ 12.5
Offering received | $						$ 364
Exercisable term				18 months		5 years
Series B warrants [Member] | Subsequent Event [Member]
Share Capital [Line Items]
Exercised shares		1,529,412
Placement Agent Warrant [Member]
Share Capital [Line Items]
Number of warrants				9,600		45,882
Ordinary Shares [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 4.25
Restricted Stock Units (RSUs) [Member]
Share Capital [Line Items]
Vested shares						4,049	6,150
Granted RSUs
Ordinary Shares [Member]
Share Capital [Line Items]
Purchase price (in Dollars per share) | $ / shares					$ 30
Aggregate gross proceeds (in Dollars) | $					$ 3,600
Issuance costs accumulated (in Dollars) | $					$ 498
Issuance of shares						4,049	6,150